Trade Receivables - Summary of Carrying Amounts By Currency (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Current Trade Receivables [Line Items]
Carrying amounts, by currency	$ 96,312	$ 103,522
EUR
Current Trade Receivables [Line Items]
Carrying amounts, by currency	32,190	30,788
GBP
Current Trade Receivables [Line Items]
Carrying amounts, by currency	18,676	21,155
USD
Current Trade Receivables [Line Items]
Carrying amounts, by currency	17,258	20,116
CNY
Current Trade Receivables [Line Items]
Carrying amounts, by currency	14,617	17,956
SEK
Current Trade Receivables [Line Items]
Carrying amounts, by currency	2,480	4,430
Other
Current Trade Receivables [Line Items]
Carrying amounts, by currency	$ 11,091	$ 9,077